Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	1 Months Ended							12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Jun. 30, 2023	May 31, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Dividends, per share (in dollars per share)	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 2	$ 1.5